Subsequent Events - Additional Information (Details)		1 Months Ended			4 Months Ended	12 Months Ended
	Apr. 29, 2020 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2017 $ / shares shares	May 31, 2017 $ / shares shares	Apr. 30, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Apr. 29, 2020 CNY (¥)
Subsequent Event [Line Items]
Proceeds from issuance of ordinary shares upon public offerings | $						$ 216,200,000	$ 141,000,000	$ 160,425,000
Options granted						1,067,385	2,759,750	264,480
Exercise price of options | $ / shares						$ 32.22	$ 21.15	$ 8.76
Maximum
Subsequent Event [Line Items]
Future milestone payments to be made upon achievement | $						$ 1,394,547,000
Each yearly anniversary from the date of the agreement | Restricted Shares
Subsequent Event [Line Items]
Vesting percentage					20.00%
Management and Employees
Subsequent Event [Line Items]
Options granted				158,313
Exercise price of options | $ / shares				$ 3.0
Management and Employees | Restricted Shares
Subsequent Event [Line Items]
Shares granted					12,000
Management and Employees | Vesting anniversary year after the grant date | Minimum
Subsequent Event [Line Items]
Vesting percentage				25.00%
Management and Employees | Vesting anniversary year after the grant date | Maximum
Subsequent Event [Line Items]
Vesting percentage				20.00%
Independent Directors | Restricted Shares
Subsequent Event [Line Items]
Shares granted					50,000
Two Thousand Seventeen Equity Incentive Plan | Management and Employees
Subsequent Event [Line Items]
Options granted			101,584		842,500		2,759,750
Exercise price of options | $ / shares			$ 18.0
Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Minimum
Subsequent Event [Line Items]
Exercise price of options | $ / shares					$ 44.94		$ 17.60
Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Maximum
Subsequent Event [Line Items]
Exercise price of options | $ / shares					$ 51.48		$ 24.58
Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage			20.00%		20.00%		20.00%
Subsequent Event | Hanhui
Subsequent Event [Line Items]
Upfront License Fee Payable | ¥									¥ 90,000
Subsequent Event | Regeneron
Subsequent Event [Line Items]
Upfront License Fee Payable | $	$ 30,000
License agreement date	2020-04
Subsequent Event | Maximum | Regeneron
Subsequent Event [Line Items]
Future milestone payments to be made upon achievement | $	$ 160,000
Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Stock issued in underwritten public offering		5,500,000
Sale of stock price per share | $ / shares		$ 47.50
Proceeds from issuance of ordinary shares upon public offerings | $		$ 280,568,000
Subsequent Event | Over Allotment Option | American Depositary Shares
Subsequent Event [Line Items]
Stock issued in underwritten public offering		800,000